IDENTIFIABLE INTANGIBLE ASSETS, NONCURRENT LIABILITY AND GOODWILL	12 Months Ended
Dec. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
IDENTIFIABLE INTANGIBLE ASSETS, NONCURRENT LIABILITY AND GOODWILL
IDENTIFIABLE INTANGIBLE ASSETS, UNFAVORABLE GAS GATHERING CONTRACT AND GOODWILL
Intangible Assets and Unfavorable Gas Gathering Contract. Details regarding our intangible assets and the unfavorable gas gathering contract, all of which are subject to amortization, follow.

	December 31, 2014
	Useful lives (In years)	Gross carrying amount	Accumulated amortization	Net
	(Dollars in thousands)
Favorable gas gathering contracts	18.7	$24,195	$(8,056)	$16,139
Contract intangibles	12.5	426,464	(75,713)	350,751
Rights-of-way	24.7	123,581	(12,737)	110,844
Total amortizable intangible assets		$574,240	$(96,506)	$477,734

Unfavorable gas gathering contract	10.0	$10,962	$(5,385)	$5,577

	December 31, 2013
	Useful lives (In years)	Gross carrying amount	Accumulated amortization	Net
	(Dollars in thousands)
Favorable gas gathering contracts	18.7	$24,195	$(6,315)	$17,880
Contract intangibles	12.5	426,464	(43,158)	383,306
Rights-of-way	24.7	112,416	(7,758)	104,658
Total amortizable intangible assets		$563,075	$(57,231)	$505,844

Unfavorable gas gathering contract	10.0	$10,962	$(4,588)	$6,374

We recognized amortization expense in other revenues as follows:

	Year ended December 31,
	2014	2013	2012
	(In thousands)
Amortization expense – favorable gas gathering contracts	$(1,741)	$(2,078)	$(1,715)
Amortization expense – unfavorable gas gathering contract	797	1,046	1,524
Amortization of favorable and unfavorable contracts	$(944)	$(1,032)	$(191)

During the fourth quarter of 2014, prices for natural gas and crude oil continued to decline such that we identified a need to evaluate the goodwill associated with the Polar and Divide and Bison Midstream systems, as discussed below. In connection with this evaluation, we also evaluated the intangible assets and property, plant and equipment associated with the Polar and Divide and Bison Midstream systems for impairment and concluded that no impairment was necessary.
We recognized amortization expense in costs and expenses as follows:

	Year ended December 31,
	2014	2013	2012
	(In thousands)
Amortization expense – contract intangibles	$32,554	$28,654	$12,642
Amortization expense – rights-of-way	4,979	4,607	1,610

The estimated aggregate annual amortization of intangible assets and noncurrent liability expected to be recognized as of December 31, 2014 for each of the five succeeding fiscal years follows.

	Assets	Liability
	(In thousands)
2015	$42,254	$698
2016	42,219	924
2017	41,069	1,047
2018	40,673	1,123
2019	40,619	957

Goodwill. Recorded goodwill is related to the original acquisitions of the Grand River Gathering, Bison Midstream, Polar and Divide and Mountaineer Midstream systems. The assets acquired in the Polar and Divide Drop Down were carved out of Meadowlark Midstream. As such, we elected to apply the historical cost approach to determine the amount of goodwill to assign to Polar Midstream. Our procedures indicated that the remaining goodwill balance at Meadowlark Midstream was entirely attributable to Polar Midstream. Because Epping was an organic growth project, it has no goodwill. A rollforward of goodwill by reportable segment and in total follows.

	Piceance Basin	Williston Basin – Gas	Williston Basin – Liquids	Marcellus Shale	Total
	(In thousands)
Goodwill, December 31, 2012	$45,478	$—	$—	$—	$45,478
Goodwill recognized in connection with the Bison Drop Down	—	54,199	—	—	54,199
Goodwill recognized in connection with the Polar and Divide Drop Down	—	—	203,373	—	203,373
Goodwill preliminarily recognized in connection with the Mountaineer Acquisition	—	—	—	18,089	18,089
Goodwill adjustment recognized in connection with finalizing accounting for the Mountaineer Acquisition and other	—	—	—	(1,878)	(1,878)
Goodwill, December 31, 2013	45,478	54,199	203,373	16,211	319,261
Goodwill impairment (1)	—	(54,199)	—	—	(54,199)
Goodwill, December 31, 2014	$45,478	$—	$203,373	$16,211	$265,062
__________
(1) Balance represents the cumulative goodwill impairment as of December 31, 2014.
Annual Impairment Evaluation. As discussed in Note 2, we evaluate goodwill for impairment annually on September 30. We performed our annual goodwill impairment testing as of September 30, 2014 using a combination of the income and market approaches. The results thereof follow:

•
We determined that the fair value of the Grand River Gathering reporting unit, as included in the Piceance Basin reportable segment, substantially exceeded its carrying value, including goodwill as of September 30, 2014.

•
We determined that the fair value of the Mountaineer Midstream reporting unit, as included in the Marcellus Shale reportable segment, substantially exceeded its carrying value, including goodwill as of September 30, 2014.

•
We determined that the fair value of the Polar Midstream, as included in the Williston Basin – Liquids reportable segment, reporting unit substantially exceeded its carrying value, including goodwill as of September 30, 2014.

•
We determined that the fair value of the Bison Midstream reporting unit, as included in the Williston Basin – Gas reportable segment, exceeded its carrying value, including goodwill, as of September 30, 2014. However, it did not exceed its carrying value, including goodwill, by a substantial amount.

•
Because the fair values of these reporting units exceeded their carrying values, including goodwill, there were no associated impairments of goodwill in connection with our 2014 annual goodwill impairment test.

Fourth Quarter 2014 Goodwill Impairment. We also evaluate goodwill whenever events or circumstances indicate that it is more likely than not that the fair value of a reporting unit is less than its carrying value, including goodwill. During the latter part of the fourth quarter of 2014, the declines in prices for natural gas, NGLs and crude oil accelerated, negatively impacting producers in each of our areas of operation. As a result, we considered whether the goodwill associated with our Grand River Gathering, Mountaineer Midstream, Polar Midstream and Bison Midstream reporting units could have been impaired. Our assessments related to Grand River Gathering and Mountaineer Midstream did not result in an indication that the associated goodwill had been impaired.
Our assessment related to the Polar Midstream and Bison Midstream reporting units did result in an indication that the associated goodwill could have been impaired.
We noted that both reporting units were impacted by the recent price declines. We also noted that a key Bison Midstream customer announced that it was delaying its previously announced drilling plans which caused SMLP to reduce its forecasted volume assumption. The impact of these events increased the likelihood that the goodwill associated with the Polar Midstream and Bison Midstream reporting units could have been impaired. As such, we concluded that a triggering event occurred during the fourth quarter of 2014 requiring that we test the goodwill associated with these reporting units for impairment.
In connection therewith, we reperformed our step one analyses for each as of December 31, 2014. To estimate the fair value of the reporting units, we utilized two valuation methodologies: the market approach and the income approach. Both of these approaches incorporate significant estimates and assumptions to calculate enterprise fair value for a reporting unit. The most significant estimates and assumptions inherent within these two valuation methodologies are:

•	determination of the weighted-average cost of capital;

•	the selection of guideline public companies;

•	market multiples;

•	weighting of the income and market approaches;

•	growth rates;

•	commodity prices; and

•	the expected levels of throughput volume gathered.
Changes in the above and other assumptions could materially affect the estimated amount of fair value for any of our reporting units.
The results of our step one goodwill impairment testing indicated that the fair value of the Polar Midstream reporting unit substantially exceeded its carrying value, including goodwill as of December 31, 2014. As a result, there was no associated impairment of goodwill in connection with the fourth quarter 2014 triggering event.
The results of our step one goodwill impairment testing indicated that the fair value of the Bison Midstream reporting unit was below its carrying value, including goodwill as of December 31, 2014. This result required that we perform step two of the goodwill impairment test. To perform step two, we first determined the fair values of the identifiable assets and liabilities. Significant assumptions utilized in the determination of the fair value of each reporting unit's individual assets and liabilities included the determination of discount rate and contributing asset charge utilized in our contract intangibles, expected levels of throughput volume and associated capital expenditures and commodity prices.
Our preliminary estimates of the fair values of the identified assets and liabilities calculated in the step two testing of the Bison Midstream reporting unit indicated that all of the associated goodwill had been impaired. As such, we recorded an estimated goodwill impairment of $54.2 million. This amount represents our best estimate of impairment pending the finalization of the fair value calculations, which we expect to finalize in 2015.
Our impairment determinations, in the context of (i) our annual impairment evaluation and (ii) our fourth quarter 2014 evaluation, involved significant assumptions and judgments, as discussed above. Differing assumptions regarding any of these inputs could have a significant effect on the various valuations. As such, the fair value measurements utilized within these models are classified as non-recurring Level 3 measurements in the fair value hierarchy because they are not observable from objective sources. Due to the volatility of the inputs used, we cannot predict the likelihood of any future impairment.